Note 39 - Current and Non-Current Assets (actual & previous) (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Amounts recovered or settled within one year [Member]
Current and Non-Current Assets (actual & previous) [Line Items]
Cash and central bank balances	€ 192,012	€ 166,208
Interbank balances (w/o central banks)	7,318	9,120
Central bank funds sold and securities purchased under resale agreements	5,904	4,728
Securities borrowed	63	0
Financial assets at fair value through profit or loss	483,183	515,653
Financial assets at fair value through other comprehensive income	6,995	14,393
Equity method investments	0	0
Loans at amortized cost	133,266	111,588
Property and equipment	0	0
Goodwill and other intangible assets	0	0
Other assets	87,654	94,685
Assets for current tax	717	300
Total assets before deferred tax assets	917,111	916,674
Amounts recovered or settled after one year [Member]
Current and Non-Current Assets (actual & previous) [Line Items]
Cash and central bank balances	9	0
Interbank balances (w/o central banks)	24	11
Central bank funds sold and securities purchased under resale agreements	2,465	3,805
Securities borrowed	0	0
Financial assets at fair value through profit or loss	8,050	12,327
Financial assets at fair value through other comprehensive income	21,984	41,441
Equity method investments	1,091	901
Loans at amortized cost	338,803	315,103
Property and equipment	5,536	5,549
Goodwill and other intangible assets	6,824	6,725
Other assets	16,130	15,675
Assets for current tax	497	686
Total assets before deferred tax assets	401,414	402,223
Total [Member]
Current and Non-Current Assets (actual & previous) [Line Items]
Cash and central bank balances	192,021	166,208
Interbank balances (w/o central banks)	7,342	9,130
Central bank funds sold and securities purchased under resale agreements	8,368	8,533
Securities borrowed	63	0
Financial assets at fair value through profit or loss	491,233	527,980
Financial assets at fair value through other comprehensive income	28,979	55,834
Equity method investments	1,091	901
Loans at amortized cost	472,069	426,691
Property and equipment	5,536	5,549
Goodwill and other intangible assets	6,824	6,725
Other assets	103,784	110,360
Assets for current tax	1,214	986
Total assets before deferred tax assets	1,318,525	1,318,898
Deferred tax assets	6,180	6,063
Total assets	€ 1,324,705	€ 1,324,961